Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr 24, 2013
Document Effective Date	Apr 24, 2013
Prospectus Date	Apr 24, 2013
Corporate America CU Short Duration Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CASDX

Corporate America CU Short Duration Fund
Corporate America CU Short Duration Fund
Investment Objective
The investment objective of the Corporate America CU Short Duration Fund (the “Fund”) is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Corporate America CU Short Duration Fund Institutional Class Shares
Management Fees		0.15%
Other Expenses		0.25%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.41%
Expense (Reimbursement)/Recoupment	[2]	0.03%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment		0.44%
[1]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Corporate Financial Solutions, Inc. (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.49% of the Fund's average daily net assets up to $1 billion and 0.39% for average daily net assets over $1 billion. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2014.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Corporate America CU Short Duration Fund Institutional Class Shares	45	135	233	520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
The Adviser utilizes a strategy designed to comply with National Credit Union Administration (“NCUA”) regulations §703 and §704 (12 C.F.R. §703 and §704).  Investments that are permitted by only one of the regulations are not eligible for investment by the Fund.  The Fund invests primarily in permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by a nationally recognized statistical rating organization (“NRSRO”) or unrated and considered by the Adviser to be of comparable quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies (“U.S. Government Securities”).  Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government Securities (such as the Government National Mortgage Association (“GNMA”), U.S. government-sponsored enterprises (“GSEs”) (such as the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), securities backed (in whole or in part) by government guaranteed student loans through the Federal Family Education Loan Program (“FFELP”), and Small Business Association (“SBA”) loan pools).  Typically, the Fund’s average portfolio duration is not expected to exceed to 3.5 years.  Duration measures the responsiveness of a bond’s price to changes in interest rates.

The Adviser manages the Fund’s investments such that they qualify as permissible investments for federally chartered credit unions.  Certain of the Fund’s investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions).  The Fund may also be appropriate for other investors seeking a fund that invests in high credit quality obligations.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses.  The Adviser selects cash, cash equivalents and money market instruments that it has determined qualify as permissible investments for federally chartered credit unions.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
As with any mutual Fund, there are risks to investing.  An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.  With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a credit union permissible investment, in which case the Adviser would take appropriate remedial action to address the issue.

Adviser Risk.  The Adviser has limited experience managing a mutual fund.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.

Floating Rate Securities Risks.  Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.  During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are sensitive to changes in interest rates.  When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments.  As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low.  Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk.  Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments.  As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates.  The unpredictability associated with prepayments increases the Fund’s volatility.  Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for year ended December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s returns compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.CorpAmFunds.org or by calling 1-888-621-9258.

Best Quarter	Worst Quarter
Q3 2012 1.22%	Q4 2012 0.34%

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Corporate America CU Short Duration Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	2.81%	2.62%	May 26, 2011
After Taxes on Distributions Institutional Class Shares	Return After Taxes on Distributions	2.31%	2.14%
After Taxes on Distributions and Sales of Fund Shares Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.95%
BofA Merrill Lynch 3-month Treasury Bill Index	BofA Merrill Lynch 3-month Treasury Bill Index	0.11%	0.09%	May 26, 2011

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Corporate America CU Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Corporate America CU Short Duration Fund (the “Fund”) is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser utilizes a strategy designed to comply with National Credit Union Administration (“NCUA”) regulations §703 and §704 (12 C.F.R. §703 and §704).  Investments that are permitted by only one of the regulations are not eligible for investment by the Fund.  The Fund invests primarily in permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by a nationally recognized statistical rating organization (“NRSRO”) or unrated and considered by the Adviser to be of comparable quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies (“U.S. Government Securities”).  Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government Securities (such as the Government National Mortgage Association (“GNMA”), U.S. government-sponsored enterprises (“GSEs”) (such as the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), securities backed (in whole or in part) by government guaranteed student loans through the Federal Family Education Loan Program (“FFELP”), and Small Business Association (“SBA”) loan pools).  Typically, the Fund’s average portfolio duration is not expected to exceed to 3.5 years.  Duration measures the responsiveness of a bond’s price to changes in interest rates.

The Adviser manages the Fund’s investments such that they qualify as permissible investments for federally chartered credit unions.  Certain of the Fund’s investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions).  The Fund may also be appropriate for other investors seeking a fund that invests in high credit quality obligations.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses.  The Adviser selects cash, cash equivalents and money market instruments that it has determined qualify as permissible investments for federally chartered credit unions.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual Fund, there are risks to investing.  An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.  With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a credit union permissible investment, in which case the Adviser would take appropriate remedial action to address the issue.

Adviser Risk.  The Adviser has limited experience managing a mutual fund.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.

Floating Rate Securities Risks.  Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.  During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are sensitive to changes in interest rates.  When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments.  As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low.  Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk.  Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments.  As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates.  The unpredictability associated with prepayments increases the Fund’s volatility.  Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for year ended December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s returns compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.CorpAmFunds.org or by calling 1-888-621-9258.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund's total return for year ended December 31, 2012.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-621-9258
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CorpAmFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
Q3 2012 1.22%	Q4 2012 0.34%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.34%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
BofA Merrill Lynch 3-month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-month Treasury Bill Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	520
Annual Return 2012	rr_AnnualReturn2012	2.81%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Institutional Class Shares | After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.95%

[1]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Corporate Financial Solutions, Inc. (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.49% of the Fund's average daily net assets up to $1 billion and 0.39% for average daily net assets over $1 billion. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2014.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 24, 2013